Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 8 - Property, Plant and Equipment, Net

	December 31
	2018	2019
	US$ thousands

Machinery and equipment	12,150	13,374
Office furniture and equipment	725	924
Leasehold improvements	2,375	2,528

Property, plant and equipment	15,250	16,826

Accumulated depreciation	(11,580)	(13,252)

Property, Plant and equipment, net	3,670	3,574

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 were US$ 1,911 thousand, US$ 2,190 thousand and US$ 1,731 thousand, respectively.